SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On March 25, 2024, the Company closed its initial public offering (“IPO”) of 1,380,000 ordinary shares, par value $0.001 per ordinary share, at a public offering price of $4.00 per share. The Company received aggregate gross proceeds of $5,520,000, before deducting underwriting discounts and other related expenses.

The Company has performed an evaluation of subsequent events through April 30, 2024, which was the date of the issuance of the consolidated financial statements, and determined that no events would have required adjustment or disclosure in the consolidated financial statements other than that discussed above.